Accumulated other comprehensive income (Details 2) (CHF)	3 Months Ended						6 Months Ended
	Jun. 30, 2014		Mar. 31, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	1,596,119,349		1,596,119,349		1,339,652,645		1,596,119,349		1,320,829,922
Issuance of common shares	11,049,598		0		254,643,090		11,049,598		273,465,813
of which reserved for share-based compensation	11,049,598		0		17,126,788		11,049,598		35,949,511
Common Stock, Shares, Issued, Ending Balance	1,607,168,947		1,596,119,349		1,594,295,735		1,607,168,947		1,594,295,735
Treasury shares
Treasury Stock, Shares, Beginning Balance	8,866,124		5,183,154		27,495,313		5,183,154		27,036,831
Sale of treasury shares	78,696,088		67,970,125		144,989,659		146,666,213		230,922,166
Repurchase of treasury shares	101,311,442		72,306,505		121,624,269		173,617,947		212,129,195
Share-based compensation, net of tax	24,285,332		653,410		1,801,542		24,938,742		5,915,479
Treasury Stock, Shares, Ending Balance	7,196,146		8,866,124		2,328,381		7,196,146		2,328,381
Common shares outstanding	1,599,972,801	[1]	1,587,253,225	[2]	1,591,967,354	[3]	1,599,972,801	[1]	1,591,967,354	[3]	1,590,936,195
Par value (in CHF per share)	0.04		0.04		0.04		0.04		0.04		0.04
Authorized shares (in shares)	2,299,616,660	[4]	2,269,616,660	[4]	2,269,616,660	[4]	2,299,616,660	[4]	2,269,616,660	[4]	2,269,616,660	[4]
Unissued shares (in shares)	680,000,000		661,049,598		662,873,212		680,000,000		662,873,212
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares	498,874,240		498,874,240		498,874,240		498,874,240		498,874,240
Subordinated mandatory and contingent convertible securities (MACCS)
Common shares issued
Issuance of common shares	0		0		199,964,015		0		199,964,015
Treasury shares
Sale of treasury shares	0		0		33,488,655		0		33,488,655

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 661,049,598 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[4]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).